Financial instruments - fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments - fair values and risk management.
Schedule of financial assets

	December 31,	December 31,
	2024	2023
Financial assets at amortized cost
Trade receivables	32,886	45,442
Cash	111,049	71,798
Loans receivable	226	148
Other investments - current	23,757	69,427
Total	167,918	186,815

	December 31,	December 31,
	2024	2023
Financial assets measured at fair value
Other investments - current - fair value through profit or loss - Level 1	—	14,809
Other investments - non-current - fair value through other comprehensive income - Level 1	3,015	3,242
Other investments - non-current - fair value through profit or loss - Level 1	13,100	14,832
Total	16,115	32,883

Schedule of financial liabilities

	December 31,	December 31,
	2024	2023
Financial liabilities not measured at fair value
Trade and other payables	20,212	30,303
Total	20,212	30,303

	December 31,	December 31,
	2024	2023
Financial liabilities measured at fair value
Put option liability - Level 3	15,002	28,995
Share warrant obligations - Level 1	365	1,278
Total	15,367	30,273

Schedule of maximum exposure to credit risk at the reporting date

	December 31,	December 31,
	2024	2023
Loans receivables	226	148
Trade receivables	32,886	45,442
Cash	111,049	71,798
Other investments - current	23,757	84,236
Other investments - non-current	16,115	18,074

Schedule of exposure to credit risk

	Equivalent to	Weighted	Gross
	external	average loss	carrying	Impairment	Credit
December 31, 2023	credit rating	rate	amount	loss allowance	Impaired
Low risk	Aaa – A3	0.02%	41,558	(9)	No
Loss	Ca-C – Aa2	100%	1,422	(1,422)	Yes
			42,980	(1,431)

	Equivalent to	Weighted	Gross
	external	average	carrying	Impairment	Credit
December 31, 2024	credit rating	loss rate	amount	loss allowance	Impaired
Low risk	Baa3 – A3	0.03%	32,283	(6)	No
Loss	Ca-C – Aa2	100%	1,447	(1,447)	Yes
			33,730	(1,453)

Schedule of contractual maturities of non-derivative financial liabilities

	Carrying	Contractual	3 months	Between	Between
December 31, 2023	amounts	cash flows	or less	3–12 months	1–5 years
Non-derivative financial liabilities
Lease liabilities	2,441	2,519	322	1,198	999
Trade and other payables	30,303	30,303	30,303	—	—
	32,744	32,822	30,625	1,198	999

	Carrying	Contractual	3 months	Between	Between
December 31, 2024	amounts	cash flows	or less	3–12 months	1–5 years
Non-derivative financial liabilities
Lease liabilities	1,300	1,342	107	1,213	22
Trade and other payables	20,212	20,212	20,212	—	—
	21,512	21,554	20,319	1,213	22

Schedule of contractual maturities of derivatives financial liabilities

	Carrying	Contractual	3 months	Between 3‑12	Between 1‑5
December 31, 2023	amounts	cash flows	or less	months	years
Derivative financial liabilities
Share warrant obligation	1,278	1,278	—	—	1,278
Put option liability	28,995	28,995	7,349	21,646	—
	30,273	30,273	7,349	21,646	1,278

	Carrying	Contractual	3 months	Between 3‑12	Between 1‑5
December 31, 2024	amounts	cash flows	or less	months	years
Derivative financial liabilities
Share warrant obligation	365	365	—	—	365
Put option liability	15,002	15,002	15,002	—	—
	15,367	15,367	15,002	—	365

Schedule of exposure to foreign currency risk

December 31, 2023	Euro	Russian Ruble	Armenian Dram	Kazakhstani Tenge	United Arab Emirates dirham
Assets
Loans receivable	129	—	1	16	—
Trade and other receivables	10,001	—	142	15	—
Cash	12,533	89	55	269	11
	22,663	89	198	300	11
Liabilities
Lease liabilities	(2,234)	—	(207)	—	—
Trade and other payables	(5,325)	—	(922)	(82)	—
	(7,559)	—	(1,129)	(82)	—
Net exposure	15,104	89	(931)	218	11

					United Arab	British
December 31, 2024	Euro	Russian Ruble	Armenian Dram	Kazakhstani Tenge	Emirates dirham	pound sterling	Japanese yen
Assets
Loans receivable	212	—	13	—	—	—	—
Trade and other receivables	9,121	—	—	7	—	—	—
Cash	16,113	74	35	529	5	—	—
	25,446	74	48	536	5	—	—
Liabilities
Lease liabilities	(945)	—	(355)	—	—	—	—
Trade and other payables	(4,255)	—	(1,093)	(87)	(12)	(26)	(178)
	(5,200)	—	(1,448)	(87)	(12)	(26)	(178)
Net exposure	20,246	74	(1,400)	449	(7)	(26)	(178)

Schedule of sensitivity analysis

	Strengthening of US$	Weakening of US$ by
December 31, 2023	by 10%	10%
Euro	(1,510)	1,510
Russian Ruble	(9)	9
Armenian Dram	93	(93)
Kazakhstani Tenge	(22)	22
	(1,448)	1,448

	Strengthening of US$	Weakening of US$
December 31, 2024	by 10%	by 10%
Euro	(2,025)	2,025
Russian Ruble	(7)	7
Armenian Dram	140	(140)
Kazakhstani Tenge	(45)	45
United Arab Emirates dirham	1	(1)
British pound sterling	3	(3)
Japanese yen	18	(18)
	(1,915)	1,915

Schedule of reconciliation from the opening balances to the closing balances for financial liabilities based on Level 3 fair values

	Share warrant	Put option	Other non-
	obligation	liability	current
	(Note 4)	(Note 4)	liabilities
Balance at January 1, 2023	13,035	27,475	577
Net change in fair value	(11,757)	1,520	(577)
Balance at December 31, 2023	1,278	28,995	—

	Share warrant	Put option	Other non-
	obligation	liability	current
	(Note 4)	(Note 4)	liabilities
Balance at January 1, 2024	1,278	28,995	—
Net change in fair value	(913)	129	—
Cubic Games Studio Ltd's put option exercise/expiration	—	(14,122)	—
Balance at December 31, 2024	365	15,002	—